PREFERRED SHARES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Sep. 14, 2016
Disclosure of classes of share capital [line items]
Number of shares issued			115,000,000
Preferred shares	$ 20,000,000	$ 20,000,000
Dividend payables	$ 0	0
Preference shares
Disclosure of classes of share capital [line items]
Expected dividend payable as percentage	6.00%
Brookfield Infrastructure Holdings (Canada) Inc.
Disclosure of classes of share capital [line items]
Preferred shares	$ 5,000,000	5,000,000
Brookfield Infrastructure Holdings (Canada) Inc. | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued	196,000
Brookfield Infrastructure US Holdings I Corporation
Disclosure of classes of share capital [line items]
Preferred shares	$ 5,000,000	5,000,000
Brookfield Infrastructure US Holdings I Corporation | Preferred shares
Disclosure of classes of share capital [line items]
Redemption price per share	$ 5,000,000
Brookfield Infrastructure US Holdings I Corporation | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued	1
BIP Bermuda Holdings I Limited
Disclosure of classes of share capital [line items]
Preferred shares	$ 10,000,000	$ 10,000,000
BIP Bermuda Holdings I Limited | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued	400,000
Brookfield Infrastructure Holdings (Canada) Inc. and BIP Bermuda Holdings I Limited | Preferred shares
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25